TAXES ON INCOME (Schedule of Changes in Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in Valuation Allowance
Balance	$ 3,500	$ 3,375	$ 3,417
Additions during the year	1,984	125	(42)
Balance	5,484	$ 3,500	$ 3,375
Investments In Foreign Subsidiaries And Foreign Corporate Joint Ventures That Are Permanent In Nature [Member]
Changes in Valuation Allowance
Undistributed earnings of foreign subsidiaries	2,087
The amount of deferred tax liability that would be recorded if foreign earnings were distributed by cash dividend	$ 480
Tax rate on recognized foreign earnings dividends	23.00%